Global X Management Company LLC

December 5, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

RE:     Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
XBRL Filing

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information to the Prospectus for the Global X GF China Bond ETF (the “Fund”). The purpose of the filing is to submit the 497(c) filing dated November 19, 2014 (Accession No. 0001432353-14-000301) in XBRL for the Funds.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm

Daphne Tippens Chisolm
Senior Vice President and General Counsel

623 5th Ave, 15th Floor | New York, NY 10022 | Direct: +1-888-GX-FUND-1 (+1-888-493-8631) www.globalxfunds.com